Intangible Assets and Liabilities (Narratives) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Intangible Assets and Liabilities [Abstract]
Amortization of Intangible Assets	$ 54.1	$ 41.8	$ 7.5
Maximum [Member]
Amortizable Intangible Assets
Finite lived intangible asset useful life	40 years
Minimum [Member]
Amortizable Intangible Assets
Finite lived intangible asset useful life	4 years